Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2012
Retirement Plans [Abstract]
Schedule of Target Allocation by Plan Assets [Table Text Block]
After we consulted with our actuary and investment advisors, we adopted the target allocations in the table that follows for our pension plans to produce the desired performance. These target allocations are guidelines, not limitations, and occasionally plan fiduciaries will approve allocations above or below target ranges or modify the allocations.

Target Allocations

	U.S. Plans		Canadian Plans
	2012	2011	2012	2011
Equity investments	40%	41%	29%	38%
Fixed income investments	45%	46%	58%	56%
Short-term investments	2%	2%	1%	2%
Other investments	13%	11%	12%	4%

Schedule of Allocation of Plan Assets [Table Text Block]
Our actual pension plans' asset allocations by asset category at September 30 were as follows:

	U.S. Plans		Canadian Plans
	2012	2011	2012	2011
Equity investments	42%	28%	31%	35%
Fixed income investments	45%	50%	58%	61%
Short-term investments	3%	13%	2%	1%
Other investments	10%	9%	9%	3%
Total	100%	100%	100%	100%

Schedule of Assumptions Used [Table Text Block]

The assumptions used to measure the benefit plan obligations at September 30 were:

	Pension Plans		Postretirement plans
	2012	2011	2012	2011
Discount rate – U.S. Plans	4.22%	5.27%	4.22%	5.27%
Rate of compensation increase – U.S. Plans	2.00 - 2.50%	3.22%	N/A	N/A
Discount rate – Canadian Plans	4.14%	4.90%	4.14%	4.90%
Rate of compensation increase – Canadian Plans	3.00 - 3.25%	3.13%	3.00%	3.00%
Discount rate – SERP and Other Executive Plans	2.57 - 4.22%	0.87 - 4.61%	N/A	N/A
Rate of compensation increase – SERP and Other Executive Plans	6.00%	6.00%	N/A	N/A

Weighted-average assumptions used in the calculation of benefit plan expense for fiscal years ended:

	Pension Plans			Postretirement Plans
	2012	2011	2010	2012	2011
Discount rate – U.S. Plans	5.27%	5.50%	5.53%	5.27%	5.56%
Rate of compensation increase – U.S Plans	2.75 - 3.32%	3.11%	2.0-3.5%	N/A	N/A
Expected long-term rate of return on plan assets – U.S. Plans	8.00%	7.86%	8.65%	N/A	N/A
Discount rate – Canadian Plans	3.51 - 4.90%	5.13%	N/A	4.90%	5.13%
Rate of compensation increase – Canadian Plans	3.00 - 3.25%	3.75%	N/A	3.00%	3.75%
Expected long-term rate of return on plan assets – Canadian Plans	3.51 - 6.00%	6.00%	N/A	N/A	N/A
Discount rate – SERP and Other Executive Plans	0.87 - 4.61%	0.24 - 5.09%	4.21%	N/A	N/A
Rate of compensation increase SERP and Other Executive Plans	6.00%	6.00%	N/A	N/A	N/A

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
Changes in benefit obligation for the years ended September 30 (in millions):

	Pension Plans		Postretirement Plans
	2012	2011	2012	2011
Benefit obligation at beginning of year	$4,363.5	$472.1	$167.5	$0.8
Service cost	30.1	17.2	1.5	0.6
Interest cost	221.4	95.1	7.8	3.2
Amendments	2.6	0.6	(0.2)	(1.0)
Actuarial loss (gain)	555.3	127.4	(2.5)	2.0
Plan participant contributions	3.0	1.2	5.9	2.3
Benefits paid	(263.5)	(101.6)	(17.4)	(6.4)
Business combinations	(4.2)	3,823.3	—	169.7
Foreign currency rate changes	65.3	(71.8)	3.6	(3.7)
Benefit obligation at end of year	$4,973.5	$4,363.5	$166.2	$167.5

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
Changes in plan assets for the years ended September 30 (in millions):

	Pension Plans		Postretirement Plans
	2012	2011	2012	2011
Fair value of plan assets at beginning of year	$2,919.4	$306.3	$—	$—
Actual gain (loss) on plan assets	400.6	(114.8)	—	—
Employer contributions	367.5	62.4	11.5	4.1
Plan participant contributions	3.0	1.2	5.9	2.3
Benefits paid	(263.5)	(101.6)	(17.4)	(6.4)
Business combinations	—	2,823.8	—	—
Foreign currency rate changes	53.2	(57.9)	—	—
Fair value of assets at end of year	$3,480.2	$2,919.4	$—	$—

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
The table below sets forth the underfunded status recognized in the consolidated balance sheets at September 30 (in millions):

	Pension Plans		Postretirement Plans
	2012	2011	2012	2011
Other current liability	$(0.2)	$(13.1)	$(12.0)	$(12.3)
Accrued pension and other long-term benefits	(1,493.1)	(1,431.0)	(154.2)	(155.2)
Net amount recognized	$(1,493.3)	$(1,444.1)	$(166.2)	$(167.5)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The estimated losses that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in fiscal 2013 are as follows (in millions):

	Pension Plans	Postretirement Plans
Actuarial loss	$40.6	$—
Prior service cost (credit)	0.9	(0.2)
	$41.5	$(0.2)
The pre-tax amounts in accumulated other comprehensive loss at September 30 not yet recognized as components of net periodic pension cost consist of (in millions):

	Pension Plans		Postretirement Plans
	2012	2011	2012	2011
Net actuarial loss (income)	$877.0	$520.8	$(0.1)	$2.0
Prior service cost (credit)	5.0	3.2	(1.8)	(1.0)
Total accumulated other comprehensive loss (income)	$882.0	$524.0	$(1.9)	$1.0

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The pre-tax amounts recognized in other comprehensive loss are as follows at September 30 (in millions):

	Pension Plans			Postretirement Plans
	2012	2011	2010	2012	2011
Net actuarial loss (income) arising during period	$377.6	$334.0	$13.6	$(2.5)	$2.0
Amortization of net actuarial loss	(21.4)	(18.9)	(19.3)	—	—
Prior service cost (credit) arising during period	2.6	0.7	0.2	(0.5)	(1.0)
Amortization of prior service (cost) credit	(0.8)	(0.7)	(0.9)	0.1	—
Net amount recognized in other comprehensive loss (income)	$358.0	$315.1	$(6.4)	$(2.9)	$1.0

Schedule of Net Benefit Costs [Table Text Block]
The net periodic pension cost recognized in the consolidated statements of income is comprised of the following for fiscal years ended (in millions):

	Pension Plans			Postretirement Plans
	2012	2011	2010	2012	2011
Service cost	$30.1	$17.2	$11.1	$1.5	$0.6
Interest cost	221.4	95.1	23.8	7.8	3.2
Expected return on plan assets	(222.1)	(91.9)	(23.9)	—	—
Amortization of net actuarial loss	21.4	18.9	19.3	—	—
Amortization of prior service cost (credit)	0.8	0.7	0.9	(0.1)	—
Company defined benefit plan expense	51.6	40.0	31.2	9.2	3.8
Multiemployer and other plans	9.8	4.6	1.8	—	—
Net pension cost	$61.4	$44.6	$33.0	$9.2	$3.8

Schedule of Health Care Cost Trend Rates [Table Text Block]
The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation (“APBO”) are as follows at September 30:

2012
U.S. Plans
Health care cost trend rate assumed for next year	9.38%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%
Year the rate reaches the ultimate trend rate	2030
Canadian Plans
Health care cost trend rate assumed for next year	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.70%
Year the rate reaches the ultimate trend rate	2029

Schedule of Expected Benefit Payments [Table Text Block]
Our projection of estimated benefit payments (unaudited), which reflect expected future service, as appropriate, are as follows (in millions):

	Pension Plans	Postretirement Plans
Fiscal 2013	$282.4	$12.0
Fiscal 2014	304.5	12.1
Fiscal 2015	283.3	12.0
Fiscal 2016	289.9	11.9
Fiscal 2017	294.0	11.9
Fiscal Years 2018 – 2022	1,526.7	58.0

Fair Value, Assets Measured on Recurring Basis [Table Text Block]

The following tables summarize our pension plan assets measured at fair value on a recurring basis (at least annually) as of September 30, 2012 and September 30, 2011 (in millions):

	September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
U.S. equities(a)	$275.5	$107.1	$168.4	$—
Non-U.S. equities(a)	808.3	99.8	708.5	—
Hedged equities(a)	277.4	—	277.4	—
Fixed income securities:
U.S. government securities(b)	152.6	—	152.6	—
Non-U.S. government securities(c)	83.6	—	83.6	—
US corporate bonds(c)	667.7	98.3	569.4	—
Non-US corporate bonds(c)	489.8	188.8	301.0	—
Mortgage-backed securities(c)	46.5	—	46.5	—
Other fixed income(d)	233.0	—	233.0	—
Short-term investments(e)	114.4	114.4	—	—
Other investments:
Alternative investments(f)	331.4	—	268.1	63.3
	$3,480.2	$608.4	$2,808.5	$63.3

	September 30, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
U.S. equities(a)	$266.6	$154.6	$112.0	$—
Non-U.S. equities(a)	611.3	215.8	395.5	—
Fixed income securities:
U.S. government securities(b)	115.3	61.3	54.0	—
Non-U.S. government securities(c)	295.7	8.0	287.7	—
US corporate bonds(c)	628.1	75.2	552.9	—
Non-US corporate bonds(c)	389.6	128.2	260.0	1.4
Mortgage-backed securities(c)	36.6	—	36.6	—
Other fixed income(d)	73.0	4.4	68.6	—
Short-term investments(e)	289.9	289.9	—	—
Other investments:
Alternative investments(f)	213.3	—	31.4	181.9
	$2,919.4	$937.4	$1,798.7	$183.3
_______________

(a)
Equity securities are comprised of the following investment types: (i) common stock; (ii) preferred stock; (iii) equity exchange traded funds; (iv) hedged equity investments and (v) commingled equity funds. Investments in common and preferred stocks are valued using quoted market prices multiplied by the number of shares owned. The investment in exchange traded funds are valued at the net asset value per share multiplied by the number of shares held as of the measurement date. The hedged equity investment is a commingled fund that consists primarily of equity indexed investments which are hedged by options and also holds collateral in the form of short term treasury securities. The commingled funds investments are valued at the net asset value per share multiplied by the number of shares held. The determination of net asset value for the commingled funds includes market pricing of the underlying assets as well as broker quotes and other valuation techniques.

(b)	U.S. government securities include treasury and agency debt. These investments are valued using a broker quote in an active market.

(c)
These investments are valued utilizing a market approach that includes various valuation techniques and sources such as value generation models, broker quotes in active and non-active markets, benchmark yields and securities, reported trades, issuer spreads, and/or other applicable reference data. The U.S. corporate bonds category is primarily comprised of U.S. dollar denominated investment grade securities. Commingled debt funds are valued at their net asset value per share multiplied by the number of shares held. The determination of net asset value for the commingled funds includes market pricing of the underlying assets as well as broker quotes and other valuation techniques.

(d)
Other fixed income is comprised of municipal and asset-backed securities. Investments are valued utilizing a market approach that includes various valuation techniques and sources such as, broker quotes in active and non-active markets, benchmark yields and securities, reported trades, issuer spreads, and/or other applicable reference data.

(e)	Short-term investments are valued at $1.00/unit, which approximates fair value. Amounts are generally invested in interest-bearing accounts.

(f)
The alternative investments are diversified across multiple asset managers and several types of asset classes including hedge funds, private equity partnerships and real estate funds. The hedge funds are valued at net asset value. Fair value of the private equity partnerships is determined based on discounted cash flow analysis that utilizes unobservable inputs such as weighted average cost of capital ranging from 7.3% to 20.0%, residual growth rate assumptions ranging from 1.5% to 4.0%, revenue growth rates ranging from 1.6% to 9.1% and EBITDA of market comparable companies with multiples ranging from 4.8 to 14.5. The fair value of our real estate funds is based on the utilization of various unobservable inputs including but not limited to rental rate factors ranging from 0% to 25%, capitalization rates ranging from 5% to 8%, discount rates ranging from 7% to 9% and inflation rates ranging from 0% to 5%.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
The following table summarizes the changes in our Level 3 pension plan assets for the years ended September 30, 2012 and 2011 (in millions):

	Non-US Corporate Bonds	Alternative Investments	Total
Balance as of September 2010	$1.4	$23.0	$24.4
Purchases, sales, issuances, and settlements, net	—	179.2	179.2
Actual return on plan assets, relating to instruments still held at end of year	—	—	—
Transfers in / (out) of level 3	—	(20.3)	(20.3)
Balance as of September 30, 2011	$1.4	$181.9	$183.3
Purchases, sales, issuances, and settlements, net	(1.3)	(1.6)	(2.9)
Actual return on plan assets:
Relating to instruments still held at end of year	—	9.7	9.7
Relating to instruments sold during the year	(0.1)	2.8	2.7
Transfers in / (out) of level 3	—	(129.5)	(129.5)
Balance as of September 30, 2012	$—	$63.3	$63.3

Schedule Of Multiemployer Plans [Table Text Block]
The following table lists our participation in our multiemployer and other plans for the years ended September 30 that are individually significant (in millions):

Pension Fund	EIN / Pension Plan Number	Pension Protection Act Zone Status		FIP / RP Status Pending / Implemented	Contributions (a)			Surcharge imposed?	Expiration CBA
		2012	2011		2012	2011	2010
U.S. Multiemployer plans:
Pace Industry Union-Management Pension Fund	11-6166763 / 001	Red	Red	Yes-Implemented	$3.6	$1.8	$0.6	Yes	9/30/11 to 6/2/2015
Other Funds					6.2	2.8	1.2
Total Contributions:					$9.8	$4.6	$1.8

(a)
Contributions represent the amounts contributed to the plan during the fiscal year. Contributions to the Pace Industry Union-Management Pension Fund for fiscal 2010 did not exceed 5% of total plan contributions; however, our contributions for fiscal 2011 exceeded 5% of total plan contributions. The increase was primarily due to contributions related to locations acquired as part of the Smurfit-Stone Acquisition. Although the plan data for fiscal 2012 is not yet available, we would expect to continue to exceed 5% of total plan contributions.